FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,720,000	$ 3,228,018
Net Flight Equipment Held for Operating Lease by Geographic Region [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,720,000	$ 3,228,018
Concentration percentage	100.00%	100.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Off-Lease [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 42,115	$ 0
Concentration percentage	2.00%	0.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Europe [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 472,862	$ 603,851
Concentration percentage	17.00%	19.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Spain [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 161,474	$ 168,534
Concentration percentage	6.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 52,212	$ 169,763
Concentration percentage	2.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Turkey [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 0	$ 22,843
Concentration percentage	0.00%	1.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 259,176	$ 242,711
Concentration percentage	9.00%	8.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 1,716,623	$ 1,995,984
Concentration percentage	63.00%	62.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | India [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 542,312	$ 690,193
Concentration percentage	20.00%	21.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Malaysia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 406,777	$ 394,441
Concentration percentage	15.00%	12.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Philippines [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 264,814	$ 276,237
Concentration percentage	10.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Indonesia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 220,304	$ 296,390
Concentration percentage	8.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | China [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 168,703	$ 177,393
Concentration percentage	6.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 113,713	$ 161,330
Concentration percentage	4.00%	6.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 37,618	$ 58,202
Concentration percentage	1.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | North America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 95,910	$ 175,818
Concentration percentage	4.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United States [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 95,910	$ 126,498
Concentration percentage	4.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 0	$ 49,320
Concentration percentage	0.00%	1.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 354,872	$ 394,163
Concentration percentage	13.00%	12.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 303,057	$ 312,977
Concentration percentage	11.00%	10.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 51,815	$ 81,186
Concentration percentage	2.00%	2.00%